BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)
Short-term borrowings	¥ 190,000	$ 28,453	¥ 220,000
Current portion of long-term borrowings	27,057	$ 4,052	24,000
Long-term borrowings	¥ 20,000		¥ 40,972